N-2	Apr. 07, 2025 shares
Cover [Abstract]
Entity Central Index Key	0001618697
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	GUGGENHEIM CREDIT INCOME FUND
Guggenheim Credit Income Fund [Member]
Prospectus [Line Items]
Shares, Outstanding	25,594,125
Cover [Abstract]
Entity Registrant Name	GUGGENHEIM CREDIT INCOME FUND
Guggnheim Credit Income Fund 2016 T [Member]
Prospectus [Line Items]
Shares, Outstanding	16,297,188
Cover [Abstract]
Entity Registrant Name	GUGGENHEIM CREDIT INCOME FUND 2016 T
Guggenheim Credit Income Fund 2019 [Member]
Prospectus [Line Items]
Shares, Outstanding	1,736,284
Cover [Abstract]
Entity Registrant Name	GUGGENHEIM CREDIT INCOME FUND 2019